UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		January 30, 2003


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$549,238



List of Other Included Managers:			None
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Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column8















VALUE
SHARES/
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE












Anglo American
ADR
03485P102
91,762
6,285,100
sh

Sole

6,285,100


Anglogold Ltd.
Spsrd ADR
035128206
93,358
2,725,000
sh

Sole

2,725,000


BHP Billiton PLC
ADR
90171109
176,121
16,487,664
sh

Sole

16,487,664


China Mobile HK
LTD-SP ADR
16941M109
1,118
92,569
sh

Sole

92,569


Ericsson L M Tel Co.
ADR CL B SEK10
294821400
4,417
655,360
sh

Sole

655,360


Gencor Ltd.
ADR NEW
368681201
2,520
500,000
sh

Sole

500,000


News Corp Ltd.
ADR
652487703
99,529
3,791,600
sh

Sole

3,791,600


Rio Tinto PLC
Spsrd ADR
74974K706
2,114
26,583
sh

Sole

26,583


Royal Dutch Pete Co
NY Reg GLDR 5
780257705
72,148
1,639,000
sh

Sole

1,639,000


Sony Corp
ADR
835699307
4,131
100,000
sh

Sole

100,000


Vodaphone Group PLC
Spsrd ADR
92857W100
2,016
111,298
sh

Sole

111,298































